Fair values of financial assets and liabilities - Schedule of Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	£ 22,981	£ 19,631
Debt securities in issue at fair value through profit or loss	4,630	5,265
Total liabilities designated at fair value through profit or loss	4,630	5,283
Financial liabilities at fair value through profit or loss	27,611	24,914
Liabilities in respect of securities sold under repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	20,564	18,057
Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	2,417	1,574
Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	0	18
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	2,400	1,569
Debt securities in issue at fair value through profit or loss	0	0
Total liabilities designated at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	2,400	1,569
Level 1 £m | Liabilities in respect of securities sold under repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	0	0
Level 1 £m | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	2,400	1,569
Level 1 £m | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	20,581	18,062
Debt securities in issue at fair value through profit or loss	4,608	5,223
Total liabilities designated at fair value through profit or loss	4,608	5,241
Financial liabilities at fair value through profit or loss	25,189	23,303
Level 2 £m | Liabilities in respect of securities sold under repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	20,564	18,057
Level 2 £m | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	17	5
Level 2 £m | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	0	18
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	0	0
Debt securities in issue at fair value through profit or loss	22	42
Total liabilities designated at fair value through profit or loss	22	42
Financial liabilities at fair value through profit or loss	22	42
Level 3 £m | Liabilities in respect of securities sold under repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	0	0
Level 3 £m | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	0	0
Level 3 £m | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	£ 0	£ 0